Intangible Assets (Details) - USD ($)	Mar. 31, 2019	Jun. 30, 2018	Jun. 30, 2017
Disclosure Intangible Assets Details Abstract
Intangible Assets subject to Amortization	$ 2,293,770	$ 2,293,770	$ 2,293,770
Accumulated Amortization	681,823	509,790	280,413
Finite-Lived Intangible Assets, Net	$ 1,611,947	$ 1,783,980	$ 2,013,357